Depreciation, Amortization and Impairment (Tables)	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Summary of Depreciation, Amortization and Impairment

Depreciation, amortization and impairment consist of the following:

	For the year ended
€ thousand	December 31, 2023	December 31, 2022	December 31, 2021
Amortization of intangible assets	1,482	1,545	1,267
Depreciation of property, plant and equipment	3,824	3,254	1,994
Depreciation of right-of-use assets	1,836	1,659	1,257
Total	7,142	6,458	4,518
Impairment of intangible assets	3,308	1,531	0
Impairment of property, plant and equipment	1,172	0	0
Total	4,480	1,531	0
Total depreciation, amortization and impairment	11,622	7,989	4,518